Stockholders' Equity (Deficit) (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Common stock, shares outstanding	27,377,696	27,505,196	40,792,510
Common stock, shares authorized	681,000,000	681,000,000	681,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Number of common stock issued		149,557
Number of shares issued, value		$ 150,000
Refund of over subscription			$ 40,000
Number of stock option shares issued		800,000	1,100,000
Number of stock options granted		620,000	1,100,000
Number of options cancelled during the period		920,000
Number of stock options outstanding		800,000
Unamortized amount of stock compensation		$ 383,453
Number of shares issued for services, value			$ 40,000
Preferred stock, shares outstanding		1,000,000	1,000,000
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, voting rights	Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock. The holders of preferred stock can only convert the shares if agreed to by the Board of Directors. If declared by the Board of Directors, holders of preferred stock are entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the common stock of the Company. In the event of liquidation or dissolution of the Company, holders of preferred stock shall be paid out of the assets of the Company prior and in preference to any payment or distribution to holders of common stock of the Company.	Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock. The holders of preferred stock can only convert the shares if agreed to by the Board of Directors. If declared by the Board of Directors, holders of preferred stock are entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the common stock of the Company. In the event of liquidation or dissolution of the Company, holders of preferred stock shall be paid out of the assets of the Company prior and in preference to any payment or distribution to holders of common stock of the Company.
Number of shares converted	1.5	1.5
Restricted Stock [Member]
Preferred stock, shares outstanding		1,000,000	1,000,000
Warrant to purchase shares
Pycnocline, LLC [Member]
Number of shares issued for services			20,000
Number of shares issued for services, value			$ 40,000
Research and Development and General and Administration Expense [Member]
Common stock related to compensation expenses, value			$ 42,942
Employee [Member]
Common stock shares vested			9,346
Common stock shares vested, fair value			$ 11,216
Number of stock options granted		620,000
Number of options cancelled during the period		920,000
Board of Directors and Officers [Member]
Common stock related compensation expenses, shares			1,100,000
Common stock related to compensation expenses, value			$ 862,000
Options vesting period			3 years
Board of Directors and Officers [Member] | Option One [Member]
Number of stock option shares issued			1,000,000
Strike price per share			$ 0.85
Board of Directors and Officers [Member] | Option Two [Member]
Number of stock option shares issued			100,000
Strike price per share			$ 0.75
Treasury Stock [Member]
Common stock surrendered, shares		13,137,757
Number of shares issued for services, value
Warrants [Member] | Peak One Convertible Note [Member]
Warrant to purchase shares				75,000
Warrant exercise price				$ 2.00
Warrant term				5 years
Warrants [Member] | Private Placement Memorandum [Member]
Warrant to purchase shares				144,000
Warrant exercise price				$ 4.50
Warrant term				2 years
Warrants [Member] | Additional Private Placement Memorandum [Member]
Warrant to purchase shares				18,837,900
Warrant exercise price				$ 1.20
Warrant term				5 years
Warrants [Member] | Underwriters [Member] | Additional Private Placement Memorandum [Member]
Warrant to purchase shares				5,398,970
Warrant exercise price				$ 1.00
Warrant term				10 years